Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Interest income
Interest income from related party	¥ 2,202	$ 320	¥ 0	¥ 0
Revenue from related parties including interest income	342,744	49,850	181,532	220,427
Cost of revenues
Cost of revenue to related party	789,116	114,772	141,642	23,662
Selling, general and administrative
Selling, general and administrative expenses to related party	11,666	1,697	148,918	118,229
Research and development
Research and development expenses to related party	5,114	744	2,833	871
Interest expenses
Interest expense to related party	0	0	168,154	106,731
Operating costs and expenses as well as interest expenses from related parties	805,896	117,213	461,547	249,493
Baidu
Research and development
Research and development expenses to related party	5,114	744	2,833	871
Interest expenses
Interest expense to related party	0	0	168,154	106,731
Others
Cost of revenues
Cost of revenue to related party	52,484	7,633	1,817	0
Selling, general and administrative
Selling, general and administrative expenses to related party	822	120	139	0
Membership services
Related Party Transaction [Line Items]
Revenue from related parties	19,981	2,906	85,635	29,913
Membership services | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	19,855	2,888	4,185	3,119
Membership services | Xiaomi Group
Related Party Transaction [Line Items]
Revenue from related parties	0	0	81,450	26,794
Membership services | Others
Related Party Transaction [Line Items]
Revenue from related parties	126	18	0	0
Online Advertising Revenues
Related Party Transaction [Line Items]
Revenue from related parties	202,808	29,497	27,586	176,780
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	189,461	27,556	18,337	116,029
Online Advertising Revenues | Xiaomi Group
Related Party Transaction [Line Items]
Revenue from related parties	0	0	9,249	60,751
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	13,347	1,941	0	0
Other Revenues
Related Party Transaction [Line Items]
Revenue from related parties	29,296	4,261	68,311	13,734
Other Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	29,296	4,261	58,529	6,602
Other Revenues | Xiaomi Group
Related Party Transaction [Line Items]
Revenue from related parties	0	0	4,625	7,132
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	0	0	5,157	0
Content distribution
Related Party Transaction [Line Items]
Revenue from related parties	88,457	12,866	0	0
License Fees | Baidu
Cost of revenues
Cost of revenue to related party	8,923	1,298	8,315	5,554
Bandwidth Fee | Baidu
Cost of revenues
Cost of revenue to related party	601,065	87,421	88,945	0
Commissions | Xiaomi Group
Cost of revenues
Cost of revenue to related party	0	0	42,565	18,108
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expenses to related party	10,844	1,577	36,074	44,287
Advertising Services Expense | Xiaomi Group
Selling, general and administrative
Selling, general and administrative expenses to related party	0	0	82,773	44,010
Traffic Acquisition and Other Services | Baidu
Cost of revenues
Cost of revenue to related party	126,644	18,420	0	0
Traffic Acquisition Service | Baidu
Selling, general and administrative
Selling, general and administrative expenses to related party	¥ 0	$ 0	¥ 29,932	¥ 29,932